Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110

                                  June 18, 2008


Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

         Re:      Pioneer Tax Free Income Fund
                  Registration Statement on Form N-14
                  (File No. 811-02704)

Ladies and Gentlemen:

     On behalf of our client, Pioneer Tax Free Income Fund, a Delaware statutory trust (the "Fund"), we are hereby filing a combined proxy and registration statement on Form N-14, with exhibits (the "Registration Statement").

     The Registration Statement relates to a proposed Agreement and Plan of Merger whereby Pioneer Municipal and Equity Income Trust, a Delaware statutory trust and a closed-end management investment company, will merge with and into the Fund, an open-end management investment company.

     The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on July 18, 2008 pursuant to Rule 488.

     Please call the undersigned at (617) 951-8760 or Jeremy Kantrowitz at (617) 951-8458 with any questions relating to the filing.


                                                     Sincerely,

                                                     /s/ Toby R. Serkin

                                                     Toby R. Serkin